CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued	32,315,698	32,315,698
Common stock, shares outstanding	32,315,698	32,315,698